Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,825,125.77

Principal:
Principal Collections	$16,331,138.02
Prepayments in Full	$9,282,106.05
Liquidation Proceeds	$416,439.79
Recoveries	$56,719.66
Sub Total	$26,086,403.52
Collections	$27,911,529.29

Purchase Amounts:
Purchase Amounts Related to Principal	$657,735.50
Purchase Amounts Related to Interest	$3,956.98
Sub Total	$661,692.48

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,573,221.77

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	34
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$28,573,221.77
Servicing Fee	$387,166.70	$387,166.70	$0.00	$0.00	$28,186,055.07
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,186,055.07
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$28,186,055.07
Interest - Class A-3 Notes	$78,463.40	$78,463.40	$0.00	$0.00	$28,107,591.67
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$27,960,033.34
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,960,033.34
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$27,876,547.26
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,876,547.26
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$27,807,213.93
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,807,213.93
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$27,709,547.26
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,709,547.26
Regular Principal Payment	$25,922,603.54	$25,922,603.54	$0.00	$0.00	$1,786,943.72
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,786,943.72
Residual Released to Depositor	$0.00	$1,786,943.72	$0.00	$0.00	$0.00
Total		$28,573,221.77

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$25,922,603.54
Total					$25,922,603.54
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,922,603.54	$39.40	$78,463.40	$0.12	$26,001,066.94	$39.52
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$25,922,603.54	$12.71	$476,507.81	$0.23	$26,399,111.35	$12.94

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$130,772,335.82	0.1987422	$104,849,732.28	0.1593461
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$447,832,335.82	0.2195407	$421,909,732.28	0.2068327

Pool Information
Weighted Average APR	4.568%	4.575%
Weighted Average Remaining Term	30.48	29.64
Number of Receivables Outstanding	36,863	35,625
Pool Balance	$464,600,037.56	$437,545,659.12
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$447,832,335.82	$421,909,732.28
Pool Factor	0.2234777	0.2104643

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$10,394,773.71
Yield Supplement Overcollateralization Amount	$15,635,926.84
Targeted Overcollateralization Amount	$15,635,926.84
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$15,635,926.84

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	34

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		167	$366,959.08
(Recoveries)		188	$56,719.66
Net Losses for Current Collection Period			$310,239.42
Cumulative Net Losses Last Collection Period			$12,579,384.76
Cumulative Net Losses for all Collection Periods			$12,889,624.18

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.80%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.58%	719	$11,276,615.79
61-90 Days Delinquent	0.41%	106	$1,773,063.20
91-120 Days Delinquent	0.16%	37	$703,069.46
Over 120 Days Delinquent	0.34%	82	$1,467,387.46
Total Delinquent Receivables	3.48%	944	$15,220,135.91

Repossession Inventory:
Repossessed in the Current Collection Period		31	$436,679.93
Total Repossessed Inventory		33	$544,210.10

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4773%
Preceding Collection Period			0.5941%
Current Collection Period			0.8259%
Three Month Average			0.6324%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4798%
Preceding Collection Period			0.5805%
Current Collection Period			0.6316%
Three Month Average			0.5640%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer